Non-Operating Income (Expense) - Schedule of Non-Operating Income (Expense) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Foreign exchange gains (losses)	$ (4)	$ 16
Gain (loss) on debt prepayment option	105	(42)
Loss on debt redemption or purchase (Note 19(a))	(224)	(26)
Other	26	0
Total non operating income (expense)	$ (97)	$ (52)